Share-Based and Unit-Based Compensation - Summary of Unit Option Plan (Details) - 2015 Plan - Unit Options - $ / shares	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Units, Beginning balance	19,855,000	22,001,000	22,001,000	22,001,000	18,617,000
Number of Units, Granted	0		0	5,713,000
Number of Units, Exercised		(1,288,000)	(1,425,000)	(37,000)
Number of Units, Canceled and forfeited		(312,000)	(721,000)	(2,292,000)
Number of Shares, Ending balance		20,401,000	19,855,000	22,001,000	22,001,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Per Unit, Beginning balance	$ 1.51	$ 1.51	$ 1.51	$ 1.51	$ 1.34
Weighted Average Exercise Price Per Unit, Granted				2.04
Weighted Average Exercise Price Per Unit, Exercised		1.45	1.45	1.61
Weighted Average Exercise Price Per Unit, Canceled and forfeited		1.65	1.65	1.51
Weighted Average Exercise Price Per Share, Ending balance		$ 1.51	$ 1.51	$ 1.51	$ 1.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Term (in years)		1 year 7 months 6 days	1 year 1 month 6 days	1 year 10 months 24 days	2 years 3 months 18 days